SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Severance expenses	$ 2,652,000	$ 2,881,000	$ 2,802,000
Employer contributions to benefit plan per dollar contributed by employee	1
Employer match percentage	3.00%
Additional employer contributions to benefit plan per dollar contributed by employee	500
Contributions to employee benefits plan	$ 311,000	$ 317,000	$ 351,000
Additional employer matching percentage	3.00%